Subsequent Events (Details Textual) (Subsequent Event [Member], USD $)	0 Months Ended	6 Months Ended
	Jul. 01, 2014	Jun. 30, 2014 Mr. Norris	Jul. 01, 2014 Mr. Norris
Subsequent Event [Line Items]
Amount payable to director			$ 6,000
Converted shares	12,000,000
Common stock, fair market value	$ 3,600,000
Common stock, with a fair market value of unit		4,000,000
Restricted stock unit	12,000,000
Units vesting for fiscal year		4,000,000
Revenue target description		Units will vest in respect of each fiscal year of GDSI International from 2015 through 2017 if the company has achieved at least 90% of the total revenue targets set forth below. If less than 90% of the target is achieved in respect of any such fiscal year, then the number of Units vesting for that fiscal year shall be 4,000,000 times the applicable percentage shown below; provided that, if the company shall exceed 100% of the revenue target for the 2016 or 2017 fiscal year, and shall have failed to reach 90% of the target for a prior fiscal year, the excess over 100% shall be applied to reduce the deficiency in the prior year(s).